SHARE-BASED COMPENSATION - Restricted stock units activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2010 Plan
Number of RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 0.53
Forfeited	(477,311)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	508,866
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 2,774
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.69
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	2,696,129
Granted	2,163,543
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 22.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	8.91
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 6.59
Forfeited	(333,310)
Unvested, ending balance	4,092,457	2,696,129
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 141,967
Vested	(433,905)
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 6.83
Unvested, ending balance (in dollars per share)	$ 14.95	$ 6.83
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2019	8 years 2 months 12 days	7 years 9 months 18 days